Property and Equipment, Net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Depreciation expenses	¥ 42,621	¥ 71,697	¥ 76,353
Impairment loss	875	16,347	3,460
Loss on disposal	¥ 26,707	¥ 19,389	¥ 138,827